Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

We use estimates of fair value in applying various accounting standards for our financial statements.

We categorize our fair value estimates based on a hierarchal framework associated with three levels of price transparency utilized in measuring financial instruments at fair value. For additional information regarding our policies for determining fair value and the hierarchical framework, see “Note 2 - Significant Accounting Policies - Fair Value Measurement.”

The following table summarizes the valuation of our financial instruments that are marked-to-market on a recurring basis.

	Fair Value Measurements on a Recurring Basis
	December 31, 2013				December 31, 2012
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets

Asset-backed securities	$—	$—	$—	$—	$—	$—	$532,155	$532,155
Mortgage-backed securities	—	102,105	—	102,105	—	62,592	—	62,592
Derivative instruments	—	612	—	612	—	31,278	—	31,278
Total	$—	$102,717	$—	$102,717	$—	$93,870	$532,155	$626,025

The following table summarizes the change in balance sheet carrying value associated with level 3 financial instruments carried at fair value on a recurring basis.

	Asset-Backed Securities
	Years Ended December 31,
	2013	2012	2011
Balance, beginning of period	$532,155	$498,657	$556,963
Total gains/(losses) (realized and unrealized):
Included in earnings	(21,490)	23,149	(69,595)
Included in other comprehensive income	63,813	—	—
Included in earnings - accretion of discount	7,596	10,349	11,289
Proceeds from sale	(582,074)	—	—
Transfers in and/or out of level 3	—	—	—
Balance, end of period	$—	$532,155	$498,657
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	$—	$23,149	$(69,595)

The following table summarizes the fair values of our financial assets and liabilities, including derivative financial instruments.

	December 31, 2013			December 31, 2012
	Fair Value	Carrying Value	Difference	Fair Value	Carrying Value	Difference
Earning assets
Loans held for investment, net	$8,541,919	$7,931,377	$610,542	$7,369,727	$6,487,454	$882,273
Cash and cash equivalents	2,182,865	2,182,865	—	1,599,082	1,599,082	—
Available for sale investments	102,105	102,105	—	594,747	594,747	—
Accrued interest receivable	356,283	356,283	—	234,797	234,797	—
Derivative instruments	612	612	—	31,278	31,278	—
Total earning assets	$11,183,784	$10,573,242	$610,542	$9,829,631	$8,947,358	$882,273
Interest-bearing liabilities
Money-market, savings and NOW accounts	$4,029,881	$4,029,881	$—	$3,030,729	$3,030,729	$—
Certificates of deposit	4,984,114	4,971,669	(12,445)	4,485,208	4,466,604	(18,604)
Accrued interest payable	13,119	13,119	—	12,880	12,880	—
Total interest-bearing liabilities	$9,027,114	$9,014,669	(12,445)	$7,528,817	$7,510,213	$(18,604)

Excess of net asset fair value over carrying value			$598,097			$863,669

The methods and assumptions used to estimate the fair value of each class of financial instruments are as follows:
Cash and cash equivalents
Cash and cash equivalents are carried at cost. Carrying value approximated fair value for disclosure purposes. These are level 1 valuations.
Investments
Investments are classified as available for sale and are carried at fair value in the financial statements. Investments in mortgage-backed securities are valued using observable market prices of similar assets. As such, these are level 2 valuations. Investments in asset-backed securities for which observable prices from active markets are not available were valued using both broker quotes and discounted cash flow analysis to determine an appropriate range of fair values. These results were judgmentally reviewed by management to determine the most appropriate fair value. The significant assumptions used to project cash flows include constant prepayment rate and the discount rate. Significant inputs into the model are not observable. These are level 3 valuations.
Loans held for investment
Our FFELP loans, Private Education Loans, and other loans are accounted for at net realizable value, or at the lower of cost or market if the loan is held-for-sale. For both FFELP and Private Education Loans, fair value was determined by modeling expected loan level cash flows using stated terms of the assets and internally-developed assumptions to determine aggregate portfolio yield, net present value and average life. The significant assumptions used to determine fair value are prepayment speeds, default rates, cost of funds, required return on equity, and expected Repayment Borrower Benefits to be earned. Significant inputs into the model are not observable. As such, these are level 3 valuations.

Money market, savings accounts and NOW accounts
The fair value of money market, savings, and NOW accounts equal the amounts payable on demand at the balance sheet date and are reported at their carrying value. These are level 1 valuations.
Certificates of deposit
The fair value of certificates of deposit are estimated using discounted cash flows based on rates currently offered for deposits of similar remaining maturities. These are level 2 valuations.
Derivatives
All derivatives are accounted for at fair value in the financial statements. The fair value of derivative financial instruments was determined by a standard derivative pricing and option model using the stated terms of the contracts and observable market inputs. It is our policy to compare the derivative fair values to those received from our counterparties in order to validate the model’s outputs. Any significant differences are identified and resolved appropriately.
When determining the fair value of derivatives, we take into account counterparty credit risk for positions where we are exposed to the counterparty on a net basis by assessing exposure net of collateral held. When the counterparty has exposure to us under derivative contracts with the Company, we fully collateralize the exposure (subject to certain thresholds).
Interest rate swaps are valued using a standard derivative cash flow model with a LIBOR swap yield curve which is an observable input from an active market. These derivatives are level 2 fair value estimates in the hierarchy.
The carrying value of borrowings designated as the hedged item in a fair value hedge is adjusted for changes in fair value due to changes in the benchmark interest rate (one-month LIBOR). These valuations are determined through standard pricing models using the stated terms of the borrowings and observable yield curves.